Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Balance as of January 1, 2021	Ps. 77,396	Ps. 23,431	Ps. 1,148	Ps. 6,709	Ps. 176	Ps. 737	Ps. 109,597
Purchases (1)	—	—	135	370	673	113	1,291
Transfer	—	—	—	255	(469)	214	—
Disposals	—	—	(3)	—	—	—	(3)
Effect of movements in exchange rates	(1,257)	(522)	(88)	(374)	(5)	(24)	(2,270)
Changes in value on the recognition of inflation effects	—	—	—	—	—	62	62
Cost as of December 31, 2021	Ps. 76,139	Ps. 22,909	Ps. 1,192	Ps. 6,960	Ps. 375	Ps. 1,102	Ps. 108,677
Balance as of January 1, 2022	Ps. 76,139	Ps. 22,909	Ps. 1,192	Ps. 6,960	Ps. 375	Ps. 1,102	Ps. 108,677
Purchases (1)	—	—	—	46	1,138	4	1,188
Additions from business combinations (See Note 4.1.1)	1,116	205	—	17	—	—	1,338
Transfer	—	—	—	65	(158)	93	—
Disposals	—	—	—	(775)	—	—	(775)
Effect of movements in exchange rates	(756)	144	(150)	(51)	(13)	(70)	(896)
Changes in value on the recognition of inflation effects	—	—	—	—	—	80	80
Cost as of December 31, 2022	Ps. 76,499	Ps. 23,258	Ps. 1,042	Ps. 6,262	Ps. 1,342	Ps. 1,209	Ps. 109,612
Balance as of January 1, 2023	Ps. 76,499	Ps. 23,258	Ps. 1,042	Ps. 6,262	Ps. 1,342	Ps. 1,209	Ps. 109,612
Purchases (1)	—	—	4	385	963	25	1,377
Transfer	(224)	—	224	307	(708)	401	—
Disposals	—	(2)	—	(1)	—	(61)	(64)
Effect of movements in exchange rates	(1,568)	(916)	44	(77)	(30)	(158)	(2,705)
Changes in value on the recognition of inflation effects	—	—	—	—	—	70	70
Cost as of December 31, 2023	Ps. 74,707	Ps. 22,340	Ps. 1,314	Ps. 6,876	Ps. 1,567	Ps. 1,486	Ps. 108,290

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Accumulated amortization
Balance as of January 1, 2021	Ps. (745)	Ps. —	Ps. —	Ps. (4,353)	Ps. —	Ps. (528)	Ps. (5,626)
Amortization expense	—	—	—	(594)	—	(294)	(888)

Disposals	—	—	—	—	—	—	—
Effect of movements in exchange rate	—	—	—	53	—	10	63
Changes in value on the recognition of inflation effects	—	—	—	(52)	—	—	(52)
Balance as of December 31, 2021	Ps. (745)	Ps. —	Ps. —	Ps. (4,946)	Ps. —	Ps. (812)	Ps. (6,503)
Amortization expense	—	—	—	(522)	—	(246)	(768)
Disposals	—	—	—	775	—	—	775
Effect of movements in exchange rate	—	—	—	96	—	5	101
Changes in value on the recognition of inflation effects	—	—	—	(94)	—	(1)	(95)
Balance as of December 31, 2022	Ps. (745)	Ps. —	Ps. —	Ps. (4,691)	Ps. —	Ps. (1,054)	Ps. (6,490)
Amortization expense				(518)	—	(318)	(836)
Disposals				—	—	59	59
Effect of movements in exchange rate				205	—	12	217
Changes in value on the recognition of inflation effects - amortization				(78)	—	—	(78)
Balance as of December 31, 2023	Ps. (745)	Ps. —	Ps. —	Ps. (5,082)	Ps. —	Ps. (1,301)	Ps. (7,128)

Balance as of December 31, 2021	Ps. 75,394	Ps. 22,909	Ps. 1,192	Ps. 2,014	Ps. 375	Ps. 290	Ps. 102,174
Balance as of December 31, 2022	Ps. 75,754	Ps. 23,258	Ps. 1,042	Ps. 1,571	Ps. 1,342	Ps. 155	Ps. 103,122
Balance as of December 31, 2023	Ps. 73,962	Ps. 22,340	Ps. 1,314	Ps. 1,794	Ps. 1,567	Ps. 185	Ps. 101,162

The Company’s intangible assets such as technology costs and management systems are subject to amortization with a range in useful lives from 3 to 12 years.
For the year ended December 31, 2023, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 12, Ps.93 and Ps. 731, respectively.
For the year ended December 31, 2022, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 13, Ps.84 and Ps.671, respectively.
For the year ended December 31, 2021, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 15, Ps.108 and Ps.765, respectively.

(1) Total includes Ps. 359 , Ps. 209 and Ps. 176 outstanding payment to suppliers, as of December 31, 2023, 2022 and 2021 respectively
Impairment Tests for Cash-Generating Units Containing Goodwill, Distribution Rights and Other indefinite lived intangible assets
For the purpose of impairment testing, goodwill, distribution rights, and other indefinite lived intangible assets are allocated and monitored on an individual country basis, which is considered to be the CGU.

The aggregate carrying amounts of goodwill, distribution rights, and other indefinite lived intangible assets allocated to each CGU are as follows:

	2023	2022
Mexico	Ps. 56,662	Ps. 56,967
Guatemala	1,684	1,691
Nicaragua	404	404
Costa Rica	1,418	1,418
Panama	1,169	1,170
Colombia	3,635	3,583
Brazil	30,018	31,883
Argentina	245	426
Uruguay	2,381	2,512
Total	Ps. 97,616	Ps. 100,054

The foregoing forecasts reflect the outcomes that the Company considers most likely to occur based on the current situation of each of the CGUs including the macroeconomic situation in each CGU, the foregoing forecasts could differ from the results obtained over time.
The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used to calculate value in use are: volume, expected annual long-term inflation, and the weighted average cost of capital (“WACC”) used to discount the projected flows.
To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units in real terms and as described in the following paragraphs.
The estimated discount rates consider market participants’ assumptions. Market participants were selected considering the size, operations and characteristics of the businesses that management believes are similar to those of the Company.
The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated into the projected cash flows. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor would assess in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.
Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.
The key assumptions used for the value-in-use calculations are as follows:
•    Cash flows were projected based on actual operating results and the five-year business plan.
•    For discount cash flows to get the recoverable amount of the units, the Company applies the WACC for each CGU, and the calculation assumes a size premium adjustment.
The key assumptions by CGU for impairment test as of December 31, 2023 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2024-2028	Expected Volume Growth Rates 2024-2028
Mexico	9.0%	6.3%	4.3%	4.4%
Brazil	10.1%	6.8%	3.8%	3.8%
Colombia	12.2%	7.7%	4.2%	6.8%
Argentina	20.8%	16.1%	70.8%	4.8%
Guatemala	9.3%	7.3%	4.0%	14.9%
Costa Rica	11.4%	8.8%	2.9%	6.6%
Nicaragua	23.3%	16.4%	2.6%	6.5%
Panama	11.6%	8.6%	2.0%	7.8%
Uruguay	9.7%	7.4%	5.7%	3.7%

The key assumptions by CGU for impairment test as of December 31, 2022 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2023-2027	Expected Volume Growth Rates 2023-2027
Mexico	9.5%	6.5%	4.3%	2.4%
Brazil	11.6%	7.2%	3.9%	4.3%
Colombia	13.9%	8.0%	3.9%	9.5%
Argentina	27.8%	19.8%	68.0%	4.5%
Guatemala	10.2%	7.6%	4.4%	14.8%
Costa Rica	15.4%	10.2%	3.3%	6.4%
Nicaragua	24.6%	11.8%	4.1%	6.0%
Panama	11.0%	8.3%	2.2%	4.0%
Uruguay	10.2%	7.4%	5.7%	4.0%

Sensitivity to Changes in Assumptions
As of December 31, 2023, the Company performed impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of 100 basis points and concluded that no impairment would be recorded.
Goodwill, Distribution Rights and Other indefinite lived intangible assets

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.6p.p	-1.0%	Passes by 3.2x
Brazil	+0.8p.p	-1.0%	Passes by 0.9x
Colombia	+0.9p.p	-1.0%	Passes by 1.1x
Argentina	+3.3p.p	-1.0%	Passes by 0.9x
Guatemala	+0.7p.p	-1.0%	Passes by 5.4x
Costa Rica	+0.8p.p	-1.0%	Passes by 4.0x
Nicaragua	+3.3p.p	-1.0%	Passes by 0.8x
Panama	+0.7p.p	-1.0%	Passes by 2.2x
Uruguay	+0.3p.p	-1.0%	Passes by 2.0x

(1)     Compound Annual Growth Rate (“CAGR”)
The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.